Note 18 - Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Condensed Financial Statements [Text Block]
18.	Condensed Consolidating Financial Statements

The following financial information reflects consolidating financial information of the Partnership and its wholly owned guarantor subsidiaries and non-guarantor subsidiaries. The 2014 financial information reflects activity for the guarantor subsidiaries and non-guarantor subsidiaries for the full year. As outlined in Note 2, the 2013 financial information reflects activity for the TIR Entities (guarantor and non-guarantor subsidiaries) as if the contribution of the TIR Entities had occurred as of June 26, 2013. Consolidating financial information for 2012 has not been presented as all the financial information for that year would be attributable to the guarantor subsidiaries. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of financial position, results of operations or cash flows had the guarantor subsidiaries or non-guarantor subsidiaries operated as independent entities. The Partnership has not presented separate financial and narrative information for each of the guarantor subsidiaries or non-guarantor subsidiaries because it believes such financial and narrative information would not provide any additional information that would be material in evaluating the sufficiency of the guarantor subsidiaries and non-guarantor subsidiaries. The Partnership anticipates issuing debt securities that will be fully and unconditionally guaranteed by the guarantor subsidiaries. These debt securities will be jointly and severally guaranteed by the guarantor subsidiaries. There are no restrictions on the Partnership’s ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries.

Condensed Consolidating Balance Sheets

As of December 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$982	$16,598	$3,177	$-	$20,757
Trade accounts receivable, net	-	49,569	4,514	(8)	54,075
Receivables from affiliates	22	8,809	-	(8,831)	-
Deferred tax assets	-	15	53	-	68
Prepaid expenses and other	-	2,339	101	-	2,440
Total current assets	1,004	77,330	7,845	(8,839)	77,340
Property and equipment:
Property and equipment, at cost	-	27,769	109	-	27,878
Less: Accumulated depreciation	-	3,485	53	-	3,538
Total property and equipment, net	-	24,284	56	-	24,340
Intangible assets, net	-	28,414	1,831	-	30,245
Goodwill	-	53,915	1,630	-	55,545
Investment in subsidiaries	98,965	-	-	(98,965)	-
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,318	-	-	-	2,318
Other assets	-	35	19	-	54
Total assets	$102,287	$187,881	$11,381	$(111,707)	$189,842

LIABILITIES AND OWNERS' EQUITY
Current liabilities:
Accounts payable	$34	$2,161	$266	$-	$2,461
Accounts payable - affiliates	-	586	8,839	(8,839)	586
Accrued payroll and other	6	7,605	139	-	7,750
Income taxes payable	-	507	39	-	546
Total current liabilities	40	10,859	9,283	(8,839)	11,343
Long-term debt	-	77,600	-	-	77,600
Notes payable - affiliates	-	-	3,479	(3,479)	-
Deferred tax liabilities	-	-	438	-	438
Asset retirement obligations	-	33	-	-	33
Total liabilities	40	88,492	13,200	(12,318)	89,414

Commitment and contingencies - Note 10

Owners' equity:
Total partners' capital	75,764	98,380	(1,819)	(98,470)	73,855
Non-controlling interests	26,483	1,009	-	(919)	26,573
Total owners' equity	102,247	99,389	(1,819)	(99,389)	100,428
Total liabilities and owners' equity	$102,287	$187,881	$11,381	$(111,707)	$189,842

Condensed Consolidating Balance Sheets

As of December 31, 2013

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS

Current assets:
Cash and cash equivalents	$-	$24,606	$2,084	$-	$26,690
Trade accounts receivable, net	-	53,684	7,046	-	60,730
Receivables from affiliates	-	8,045	-	(8,045)	-
Deferred tax assets	-	-	134	-	134
Deferred offering costs	2,539	-	-	-	2,539
Prepaid expenses and other	147	1,281	30	-	1,458
Total current assets	2,686	87,616	9,294	(8,045)	91,551
Property and equipment:
Property and equipment, at cost	-	42,442	87	-	42,529
Less: Accumulated depreciation	-	3,690	21	-	3,711
Total property and equipment, net	-	38,752	66	-	38,818
Intangible assets, net	-	30,373	2,178	-	32,551
Goodwill	-	73,687	1,779	-	75,466
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,149	-	-	-	2,149
Other assets	-	48	6	1	55
Total assets	$4,835	$234,379	$13,323	$(11,947)	$240,590

LIABILITIES, PARENT NET INVESTMENT AND OWNERS' EQUITY

Current liabilities:
Accounts payable	$-	$1,708	$965	$-	$2,673
Accounts payable - affiliates	-	-	8,044	(8,044)	-
Accrued payroll and other	19	10,544	99	-	10,662
Income taxes payable	-	14,988	1,170	-	16,158
Total current liabilities	19	27,240	10,278	(8,044)	29,493
Long-term debt	-	75,000	-	-	75,000
Notes payable - affiliates	-	-	3,795	(3,795)	-
Deferred tax liabilities	-	-	541	-	541
Asset retirement obligations	-	9	-	-	9
Total liabilities	19	102,249	14,614	(11,839)	105,043

Commitments and contingencies - Note 10

Total parent net investment and owners' equity	4,816	132,130	(1,291)	(108)	135,547
Total liabilities, parent net investment and owners' equity	$4,835	$234,379	$13,323	$(11,947)	$240,590

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$370,081	$34,337	$-	$404,418
Costs of services	-	323,821	31,534	-	355,355
Gross margin	-	46,260	2,803	-	49,063

Operating costs and expense:
General and administrative	-	19,257	2,064	-	21,321
Depreciation, amortization and accretion	-	6,136	209	-	6,345
Impairments	-	32,546	-	-	32,546
Operating income	-	(11,679)	530	-	(11,149)

Other income (expense):
Equity earnings (loss) in subsidiaries	(14,134)	-	-	14,134	-
Interest expense, net	(983)	(1,892)	(333)	-	(3,208)
Offering costs	(446)	-	-	-	(446)
Other, net	-	84	8	-	92
Net income before income tax expense	(15,563)	(13,487)	205	14,134	(14,711)
Income tax expense	-	356	112	-	468
Net income	(15,563)	(13,843)	93	14,134	(15,179)

Net income attributable to non-controlling interests	4,646	291	-	36	4,973
Net income attributable to controlling interests	$(20,209)	$(14,134)	$93	$14,098	$(20,152)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2013

Non-Guarantors for the Period June 26, 2013 through December 31, 2013

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$222,250	$26,883	$-	$249,133
Costs of services	-	188,928	24,762	-	213,690
Gross margin	-	33,322	2,121	-	35,443

Operating costs and expense:
General and administrative	-	11,283	1,184	-	12,467
Depreciation, amortization and accretion	-	5,027	137	-	5,164
Impairments	-	3,429	702	-	4,131
Operating income	-	13,583	98	-	13,681

Other income (expense):
Equity earnings (loss) in subsidiaries	-	-	-	-	-
Interest expense, net	(18)	(3,822)	(160)	-	(4,000)
Offering costs	(1,376)	-	-	-	(1,376)
Gain on reversal of contingent consideration	-	11,250	-	-	11,250
Other, net	-	41	(4)	-	37
Net income (loss) before income tax expense	(1,394)	21,052	(66)	-	19,592
Income tax expense	-	14,187	1,050	-	15,237
Net income (loss)	(1,394)	6,865	(1,116)	-	4,355

Net income attributable to non-controlling interests	-	22	-	-	22
Net income (loss) attributable to controlling interests	$(1,394)	$6,843	$(1,116)	$-	$4,333

Condensed Consolidating Statements of Comprehensive Income (Loss)

For the Year Ended December 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$(15,563)	$(13,843)	$93	$14,134	$(15,179)
Other comprehensive (loss):
Foreign currency translation	-	-	(621)	(316)	(937)

Comprehensive income (loss)	$(15,563)	$(13,843)	$(528)	$13,818	$(16,116)

Comprehensive income (loss) attributable to non-controlling interests	4,646	291	-	(279)	4,658
Comprehensive income (loss) attributable to controlling interests	$(20,209)	$(14,134)	$(528)	$14,097	$(20,774)

Condensed Consolidating Statements of Comprehensive Income (Loss)

For the Year Ended December 31, 2013

Non-Guarantors for the Period June 26, 2013 through December 31, 2013

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$(1,394)	$6,865	$(1,116)	$-	$4,355
Other comprehensive (loss):
Foreign currency translation	-	-	(112)	-	(112)

Comprehensive income (loss)	$(1,394)	$6,865	$(1,228)	$-	$4,243

Comprehensive income attributable to non-controlling interests	-	22	-	-	22
Comprehensive income (loss) attributable to controlling interests	$(1,394)	$6,843	$(1,228)	$-	$4,221

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2014

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$(15,563)	$(13,843)	$93	$14,134	$(15,179)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	-	6,337	176	-	6,513
Impairments	-	32,546	-	-	32,546
Loss on asset disposal	-	3	-	-	3
Interest expense from debt issuance cost amortization	714	-	-	-	714
Amortization of equity-based compensation	785	-	-	-	785
Equity earnings in investee company	-	(46)	-	-	(46)
Distributions from investee company	-	55	-	-	55
Equity earnings in subsidiaries	14,134	-	-	(14,134)	-
Deferred tax benefit, net	-	(15)	2	-	(13)
Non-cash allocated GP expenses	-	497	-	-	497
Changes in assets and liabilities:
Trade accounts receivable	(22)	4,145	2,527	-	6,650
Prepaid expenses and other	744	(1,600)	(77)	-	(933)
Accounts payable and accrued payroll and other	21	(3,121)	136	-	(2,964)
Income taxes payable	-	(14,481)	(1,131)	-	(15,612)
Net cash provided by operating activities	813	10,477	1,726	-	13,016
Investing activities:
Acquisition of business	-	(1,769)	-	-	(1,769)
Purchase of property and equipment	-	(517)	-	-	(517)
Net cash used in investing activities	-	(2,286)	-	-	(2,286)

Financing activities:
Proceeds from initial public offering	80,213	-	-	-	80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	(80,213)	-	-	-	(80,213)
Payment of deferred offering costs	(314)	-	-	-	(314)
Advances on long-term debt	-	7,600	-	-	7,600
Repayment of long-term debt	-	(5,000)	-	-	(5,000)
Debt issuance costs	(883)	-	-	-	(883)
Contributions from general partner	-	(168)	-	-	(168)
Net advances from members	(105)	587	-	-	482
Distributions from subsidiaries	14,535	(14,535)	-	-	-
Distributions to limited partners	(13,064)	-	-	-	(13,064)
Distributions to non-controlling members of the TIR Entities	-	(4,683)	-	-	(4,683)
Net cash provided by (used in) financing activities	169	(16,199)	-	-	(16,030)

Effects of exchange rates on cash	-	-	(633)	-	(633)

Net increase (decrease) in cash and cash equivalents	982	(8,008)	1,093	-	(5,933)
Cash and cash equivalents, beginning of period	-	24,606	2,084	-	26,690
Cash and cash equivalents, end of period	$982	$16,598	$3,177	$-	$20,757

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$756	$-	$-	$756

Supplemental cash flow disclosures:
Cash taxes paid	-	16,420	254	-	$16,674
Cash interest paid	-	2,415	-	-	2,415

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2013

Non-Guarantors for the Period June 26, 2013 through December 31, 2013

(in thousands)

			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$(1,394)	$6,865	$(1,116)	$-	$4,355
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	-	5,124	137	-	5,261
Impairments	-	3,429	702	-	4,131
Gain on reversal of contingent consideration	-	(11,250)	-	-	(11,250)
Interest expense from debt issuance cost amortization	-	1,219	-	-	1,219
Equity earnings in investee company	-	(32)	-	-	(32)
Deferred tax benefit, net	-	(1,751)	(265)	-	(2,016)
Stock option expense	-	90	-	-	90
Changes in assets and liabilities:
Trade accounts receivable	-	(10,705)	1,912	-	(8,793)
Prepaid expenses and other	(147)	395	35	-	283
Accounts payable and accrued payroll and other	19	(2,843)	914	-	(1,910)
Income taxes payable	-	14,417	1,399	-	15,816
Net cash provided by (used in) operating activities	(1,522)	4,958	3,718	-	7,154

Investing activities:
Cash acquired - TIR Entities	-	6,628	3,480	-	10,108
Acquisition of business	-	(500)	-	-	(500)
Purchase of property and equipment	-	(3,829)	-	-	(3,829)
Net cash provided by investing activities	-	2,299	3,480	-	5,779

Payment of deferred offering costs	(2,539)	-	-	-	(2,539)
Advances on long-term debt	-	75,000	-	-	75,000
Repayment of long-term debt	-	(14,361)	(5,024)	-	(19,385)
Net payments on factoring agreement	-	(36,748)	-	-	(36,748)
Payment of debt issuance costs	(2,149)	(1,219)	-	-	(3,368)
Payments on behalf of affiliates	-	(5,763)	-	-	(5,763)
Purchase of non-controlling interests	-	(572)	-	-	(572)
Tax benefit of stock options exercised	-	528	-	-	528
Contributions from general partner	6,210	-	-	-	6,210
Net cash provided by (used in) financing activities	1,522	16,865	(5,024)	-	13,363

Effect of exchange rates on cash	-	-	(90)	-	(90)

Net increase in cash and cash equivalents	-	24,122	2,084	-	26,206
Cash and cash equivalents, beginning of period	-	484	-	-	484
Cash and cash equivalents, end of period	$-	$24,606	$2,084	$-	$26,690

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$330	$-	$-	$330

Supplemental cash flow disclosures:
Cash taxes paid	$-	$717	$100	$-	$817
Cash interest paid	-	3,917	-	-	3,917